Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Sep. 05, 2023	Feb. 13, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Feb. 23, 2023	Sep. 16, 2022
Fair Value Measurements (Details) [Line Items]
Stock price (in Dollars per share)		$ 10.42	$ 3.65				$ 10.26	$ 15
Dividend percentage		0.00%	0.00%
Risk-free rate		3.93%	4.56%		0.10%
Expected volatility percentage		100.00%	85.00%		45.00%
Fair value liabilities (in Dollars)		$ 99.7				$ 1.0
Contract assumed percentage		60.00%
Liquidity percentage				50.00%
Probability of dissolution event percentage				5.00%	5.00%
Volatility rate				65.00%
Discount rate				18.70%
Equity financing term				6 months	6 months
Liquidity event term				1 year
Dissoution events term				2 years
Fair value (in Dollars)		$ 20.7
Shares issued (in Shares)				122,505,500	122,505,500
Price per share (in Dollars per share)		$ 10	$ 4.75
Probability of equity financing percentage				0.00%	45.00%
Probability of liquidity percentage				95.00%	50.00%
Discount rate percentage				16.40%	9.60%
Liquidity event term				3 months	1 year
Dissolution events term				1 year	2 years
Volatility percentage					65.00%
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)		2,066,667
Price per share (in Dollars per share)			4.75
Warrant Liabilities Series A [Member]
Fair Value Measurements (Details) [Line Items]
Stock price (in Dollars per share)	$ 4.96		$ 3.65
Dividend percentage	0.00%		0.00%
Risk-free rate	4.37%		4.60%
Expected volatility percentage	90.00%		91.00%
Fair value liabilities (in Dollars)	$ 17.5
Warrant liabilities Series B [Member]
Fair Value Measurements (Details) [Line Items]
Stock price (in Dollars per share)	$ 4.96		$ 3.65
Dividend percentage	0.00%		0.00%
Risk-free rate	5.18%		5.27%
Expected volatility percentage	76.00%		67.00%
Fair value liabilities (in Dollars)	$ 9.3
Series of Individually Immaterial Business Acquisitions [Member]
Fair Value Measurements (Details) [Line Items]
Equity percentage				45.00%